Derivative Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
19. Derivative Instruments
The Company uses derivative instruments in accordance with its overall risk management policy to mitigate the risk of the effects of unfavorable fluctuations in interest rates and foreign exchange movements.
The Company held no derivatives designated as hedges as of December 31, 2019 and 2020.
Interest Rate risk
On July 2, 2020, we entered into
floating-to-fixed
interest rate swap agreements with ING and SocGen. Under these agreements, the notional amounts of the swaps are 80% of the amounts drawn under the Terminal Facility. The interest rate receivable by the Company under these interest rate swap agreements is
3-month
LIBOR, calculated on a
360-day
year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility. The interest rate payable by the Company under these interest rate swap agreements is 0.369% and 0.3615% per annum to ING and SocGen respectively, calculated on a
360-day
year basis.
The interest rate swaps are remeasured to fair value at each reporting date. There is no requirement for cash collateral to be placed with the swap providers under these swap agreements and there is no effect on restricted cash as at December 31, 2020. Please read Note 3—Derivative Instruments accounted for at Fair Value to our consolidated financial statements.
Foreign Currency Exchange Rate risk
Under U.S. GAAP, all foreign currency-denominated monetary assets and liabilities are revalued and are reported in the Company’s functional currency based on the prevailing exchange rate at the end of the period. These foreign currency transactions fluctuate based on the strength of the U.S. Dollar relative to the NOK and are included in our results of operations. The primary source of our foreign exchange gains and losses are the movements on our
NOK-denominated
2018 Bonds, which we have mitigated through the cross-currency interest rate swap. The remeasurement of all foreign currency-denominated monetary assets and liabilities at each reporting date results in unrealized foreign currency exchange differences but do not impact our cash flows.
The Company has entered into a cross-currency interest rate swap agreement concurrently with the issuance of its
NOK-denominated
Senior secured bonds (see Note 11—Senior Secured Bond to our consolidated financial statements) and pursuant to this swap, the Company receives the principal amount of NOK 600 million in exchange for a payment of a fixed amount of $71.7 million on the maturity date of the swap. If the Norwegian Kroner weakens relative to the U.S. Dollar beyond a certain threshold, we are required to place cash collateral with our swap providers for the liability on the cross-currency interest rate swap at the reporting date. As at December 31, 2020 we had no cash collateral placed with our cross-currency interest rate swap provider (December 31, 2019: $1.3 million). In the event that the weakening of the Norwegian Kroner relative to the U.S. Dollar is significant, the cash collateral requirements could adversely affect our liquidity and financial position.
In addition, at each quarterly interest payment date, the cross-currency interest rate swap exchanges a receipt of floating interest of 6.0% plus
3-month
NIBOR on NOK 600 million for a U.S. Dollar payment of floating interest of 6.608% plus
3-month
U.S. LIBOR on the $71.7 million principal amount. The purpose of the cross-currency interest rate swap is to economically hedge the foreign currency exposure on the payments of interest and principal of the Company’s
NOK-denominated
2018 Bonds due in 2023.
The cross-currency interest rate swap is remeasured to fair value at each reporting date. Please read Note 3—Derivative Instruments accounted for at Fair Value to our consolidated financial statements.
Credit risk
The Company is exposed to credit loss in the event of
non-performance
by the counterparty to the cross-currency interest rate swap agreement. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are reputable financial institutions, highly rated by a recognized rating agency. As of December 31, 2020, there was immaterial credit risk as the cross-currency interest rate swap and the interest rate swaps were in a liability position from the perspective of the Company.